Concentrations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor

Accounts Receivable

The Company’s concentration of accounts receivable are as follows:

	As of
	September 30, 2019	December 31, 2018
Customer A	34%	58%
Customer B	31%	23%
Customer C	12%	-%
Customer D	10%	-%

Revenue

The concentration of revenue for the three and nine months ended September 30, 2019 and 2018, respectively are as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2019	2018	2019	2018
Customer A	-	-	10%	-

- Represents less than 10%

Accounts Receivable The Company’s concentration of accounts receivable are as follows:
	As of December 31,
	2018	2017
Customer A	58%	21%
Customer B	23%	15%